Share based compensation	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Share based compensation
22.    Share based compensation
(a) Restricted Share Unit ("RSU")
2019 RSU Plan
In December 2019, Mr. Ziyu Shen set up a trust (the “Trust”), of which he acted as the sole beneficiary. He transferred 23,859,142 ordinary shares he owned, representing 10.0% of total outstanding shares of the Company, to the Trust, and entered into 2019 RSU agreements (the “2019 RSU Plan”) with key employees and external consultants. 2019 RSU Plan entitled the grantees to purchase the economic beneficial right of the ordinary shares in the Trust.
The RSUs vest following the three approaches, pursuant to the share award agreements which were entered into between the Group and the grantees:
•50% of the RSUs shall vest upon a qualified IPO; the other 50% has a requisite service condition of 5 years from the service commencement date with the Group; while upon the achievement of a qualified IPO, all unvested RSUs become immediately vested.
•Before a qualified IPO is achieved, the grantees are entitled to vest 50% of the RSUs when they complete five-year continuous service with the Group; upon a qualified IPO, the employees are entitled to cumulatively vest 20% of the total grants for every twelve-month service period since their employment commencement; and, after the completion of a qualified IPO, the grantees could continue to vest 20% of the total grants for every twelve-month service period since their service commencement. Upon employment termination, any remaining unvested portion shall be forfeited.
•For those RSUs granted to non-employees in exchange for technical and strategic consultancy services over the service period of 60 months, the RSUs shall vest immediately upon the completion of a qualified IPO.

In December 2021, Mr. Ziyu Shen and the Company entered into 2021 Restricted Share Units agreements (the “2021 RSU Replacement Plan”) with employees who were subject to 2019 RSU Plan. The 2021 RSU Replacement Plan modified the 2019 RSU Plan pursuant to which the condition of the qualified IPO was excluded. As a result, the RSUs can vest in equal tranches at the first, second, third, fourth and fifth anniversary since the grantees’ service commencement with the Group. As a result of the modification, 5,101,085 RSUs became vested immediately and the remaining portion of 2,607,277 RSUs was to be vested over the service period following the modified vesting schedule.
Pursuant to the 2019 RSU Plan, between January and September 2022, the Company granted an aggregate number of 6,680,560 RSUs to employees, at a weighted average exercise price of US$0.56 per RSU. The RSUs vest under one of the following two approaches:
•20% of the grants vest every twelve-month service period since the service commencement of the employees.
•Half of the RSUs vest on April 1, 2022, and the remaining 50% of the RSUs vest on a monthly basis over thirty-six (36) months from May 2022.
Pursuant to the 2019 RSU Plan, in June and September 2023, the Company granted an aggregate number of 4,342,364 RSUs to employees, at a weighted average exercise price of US$2.19 per RSU. The RSUs vest under one of the following four approaches:
•20% of the grants vest every twelve-month service period since the service commencement date of the employees.
•50%, 30%, 20% of the grants vest every twelve-month service period since the service commencement date of the employees.
•25% of the grants vest every twelve-month service period since the service commencement date of the employees.
•40%, 30%, 30% of the grants vest every twelve-month service period since the service commencement date of the employees.
Modifications
On August 20, 2022, the Company approved the modification to change the exercise price of aggregated 1,431,549 RSUs granted to certain employees under 2019 RSU Plan. The RSUs were granted on March 31, 2021 and January 30, 2022 at a weighted average exercise price of US$2.96 per RSU. After the modification, the exercise price was changed to US$0.32 per RSU. The Company accounted for the modification as a Type I (probable to probable) modification, which refers to the modification that does not change the expectation that the awards will ultimately vest. The Company calculated incremental compensation cost for such awards based on their fair value before and after the modification. Upon the modification, incremental compensation cost of US$750 (equivalent to RMB4,976) was recognized immediately for the vested RSUs and US$2,999 (equivalent to RMB19,904) were to be recognized between 3.3 years and 3.5 years.
On October 31, 2022, the Company approved the modification to change the vesting condition of aggregated 4,771,828 RSUs granted in January 2022 under 2019 RSU Plan. At the date of the modification, the unvested 1,988,262 RSUs which were to vest on a monthly basis over 30 months from November 2022 following the original vesting schedule were modified to vest immediately on October 31, 2022. The Company accounted for the modification as a Type III (not probable to probable) modification, which represents the modification of the awards that were not expected to vest under the original vesting conditions at the date of the modification. The Group recorded an additional compensation cost as the fair value of the modified awards at the amount of US$17,993 (equivalent to RMB119,408).
On January 31, 2023, the Company approved a new modification plan to change the vesting condition of aggregated 1,789,437 RSUs granted under the 2019 RSU Plan. After this modification, 20%, 50% and 30% of the RSUs vest over three years for each year of service provided.
On April 30, 2023, the Company approved the modification to change the exercise price of aggregated 1,073,662 RSUs granted to certain employees under the 2019 RSU Plan. The RSUs were granted on November 30, 2021 and January 30, 2022 at a weighted average exercise price of US$1.96 per RSU. After the modification, the exercise price was changed to US$0.32 per RSU.
On June 29, 2023, the Company approved a new modification plan to change the vesting condition of aggregated 1,312,253 RSUs granted under the 2019 RSU Plan. After this modification, the RSUs vest under one of the following two approaches: 20%, 50% and 30% or 20%, 20% and 60% of the RSUs over three years for each year of service provided. The Company accounted for 2023 modifications as a Type I (probable to probable) modification. The Company calculated incremental compensation cost of the modification as the excess of the fair value of the modified awards over the fair value of the original awards immediately before its terms were modified at the modification date. Total incremental compensation costs were US$2,349 (equivalent to RMB16,440), of which US$1,756 (equivalent to RMB12,290) was recognized immediately for the vested RSUs at the modification date, while the remaining incremental compensation cost along with unrecognized compensation cost remaining from the unvested RSUs, was recognized over the remaining requisite service period.

On July 31, 2024, the Company approved a new modification plan to change the vesting condition of aggregated 1,192,957 RSUs granted under the 2019 RSU Plan. After this modification, 20%, 20% and 60% of the RSUs vest over three years for each year of service provided. The RSUs were granted on September 13, 2023 at a weighted average exercise price of US$3.50 per RSU. The Company also approved the modification to change the exercise price of aggregated 3,742,364 RSUs granted to certain employees under the 2019 RSU Plan. After the modification, the exercise price was changed to US$1.00 per RSU. The Company accounted for the modification as a Type I (probable-to-probable) modification. The total incremental compensation costs were US$1,458 (equivalent to RMB10,498).
2022 Share Incentive Plan
In December 2022, the Company’s Board of Directors approved a share award plan (the “2022 Share Incentive Plan”) for the granting of options, restricted shares, restricted share units or other equity incentive awards (collectively referred to as the ‘‘Awards’’), to attract and retain the best available personnel, provide additional incentives to employees, directors and consultants, and promote the success of the Company’s business.

In December 2023, the Company granted an aggregated number of 460,671 RSUs to an employee and a director, which were immediately fully vested upon the grants and these RSUs had been fully exercised as of December 31, 2023.
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In February and December 2024, the Company granted an aggregated number of 206,287 RSUs to employees and a director which were immediately fully vested upon each grant date and these RSUs had been fully exercised as of December 31, 2024.

During 2024, the Company granted an aggregated number of 1,050,203 RSUs to certain employees including an Executive Officer. RSUs issued to the Executive Officer were granted as fully vested while for other employees, they vest in equal installments over a service period of 4 years at each service anniversary date.
The following table summarizes activities of the Company’s RSUs for the year ended December 31, 2024:

	Number of RSUs	Weighted Average Exercise Price	Weighted Average Fair value at grant date	Weighted remaining contractual years	Aggregate intrinsic value
		US$	US$		US$
Outstanding at January 1, 2024	15,033,854	0.69	4.91	—	—
Granted (new RSUs)	1,256,490	—	1.83	—	—
Granted (replacement RSUs)	4,935,321	0.53	2.02	—	—
Replaced	(4,935,321)	1.87	2.02	—	—
Exercised	(4,427,306)	0.03	6.53	—	—
Outstanding at December 31, 2024	11,863,038	0.31	4.04	8.55	36,658
Exercisable as of December 31, 2024	10,708,243	0.28	4.07	8.53	34,652

Total intrinsic value of RSUs exercised was nil, RMB56,876 and RMB175,862 for the years ended December 31, 2022, 2023 and 2024, respectively.
The fair value of the RSUs granted in 2022, 2023 and 2024 was estimated using the binomial model with the following assumptions used:

	Year ended December 31,
	2022	2023	2024
Risk-free rate of return (1)	1.61% - 4.12%	2.65% - 4.25%	4.06%
Volatility (2)	44.15% - 48.12%	44.58% - 44.73%	44.56%
Expected dividend yield (3)	0.0%	0.0%	0.0%
Fair value of underlying ordinary share (4)	US$7.57-US$9.05 (equivalent to RMB48.29-RMB64.98)	US$3.68 - US$6.91 (equivalent to RMB26.46-RMB49.90)	US$0.96 - US$1.60 (equivalent to RMB6.92 - RMB11.52)
Expected terms (5)	10 years	10 years	10 years
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(1)With respect to the RSUs issued in US$ or RMB, the risk-free interest rate was separately estimated based on the yield to maturity of U.S. Treasury bonds or China Government Bond for a term consistent with the expected term of the Company’s RSUs in effect at the valuation date.
(2)Expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Company’s RSUs.
(3)Expected dividend yield is zero as the Company does not anticipate any dividend payments in the foreseeable future.
(4)Prior to IPO, the estimated fair value of the ordinary shares at the grant dates was estimated by management with the assistance of an independent valuation firm. The Company first determined its enterprise value by using income approach, which required the estimation of future cash flows, and the application of an appropriate discount rate with reference to comparable listed companies engaged in the similar industry to convert such future cash flows to a single present value. After the Company’s IPO, the fair value of the underlying ordinary share is the closing price of the Company’s ordinary shares traded in the open market as of the grant date.
(5)Expected term is the contract life of the RSUs.
The Group recognized share-based compensation expense of US$19,505 (equivalent to RMB129,444) relating to the RSUs vested upon the completion of the Merger with COVA in December 2022.
Compensation expense recognized for RSUs for the years ended December 31, 2022, 2023 and 2024 is allocated as follows:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Research and development expenses	42,986	26,590	2,842
Selling, general and administrative expenses	481,567	139,340	90,725
Total	524,553	165,930	93,567
As of December 31, 2024, US$3,410 (equivalent to RMB24,551) of total unrecognized compensation expense related to the RSUs is expected to be recognized over a weighted-average period of 1.4 years.
(b) Performance Share Units (“PSUs”)
In June 2024, the Group’s board of directors approved the grant of PSUs to certain executive officers under the 2022 Share Incentive Plan. The vesting of PSUs is contingent on meeting certain financial performance targets, market conditions and continued service.
The following table summarizes activities of the Company’s PSUs for the year ended December 31, 2024:
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	Number of PSUs	Weighted Average Fair value at grant date
		US$
Outstanding at January 1, 2024
Granted	2,000,000	1.69
Vested	—	—
Forfeited	—	—
Outstanding at December 31, 2024	2,000,000	1.69
Vested and expected to vest as of December 31, 2024	2,000,000	1.69
The fair value of the PSUs granted in 2024 was estimated using the Monte Carlo simulation with the following assumptions used:

Grant date:	July 2024
Risk-free rate of return (1)	4.26%
Volatility (2)	43.25%
Expected dividend yield (3)	0.0%
Fair value of underlying ordinary share (4)	US$1.69 (equivalent to RMB12.25)
Expected terms (5)	10 years
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(1)The risk-free interest rate was estimated based on the yield to maturity of U.S. Treasury bonds for a term consistent with the expected term of the Company’s PSUs in effect at the valuation date.
(2)Expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Company’s PSUs.
(3)Expected dividend yield is zero as the Company does not anticipate any dividend payments in the foreseeable future.
(4)Fair value of underlying ordinary share is the closing price of the Company’s ordinary shares traded in the open market as of the grant date.
(5)Expected term is the contract life of the PSUs.

The Group recognized share-based compensation expense of US$1,350 (equivalent to RMB9,723) related to PSUs in selling, general and administrative expenses for the year ended December 31, 2024. As of December 31, 2024, US$7,463 (equivalent to RMB54,475) of the total unrecognized compensation cost related to PSUs is expected to be recognized over the weighted-average remaining requisite service period of 2 years.
(c) Options
2021 Option Plan

In July 2021, the Company’s shareholders and Board of Directors approved a share option plan (the “2021 Option Plan”), which granted the employees an option to purchase ordinary shares of the Company at an exercise price of US$9.70 per share. The grantees are entitled to cumulative vesting of 25% of the total grants for every twelve-month service period since their employment commencement. The share options can only be exercised upon the occurrence a qualified IPO.
Between January and November 2022, the Company granted an aggregated number of 2,354,744 share options to employees.
In January 2023, the Company granted 63,464 share options to certain employees.

2022 Share Incentive Plan

In December 2023, the Company granted an aggregated number of 93,904 share options to directors as fully vested on the date of grant.

Between April and July 2024, the Company granted an aggregate number of 5,574,856 share options to employees. The share options vest under one of the following two approaches:
•fully vested on the date of grant.
•25% of the grants vest every twelve-month service period since the service commencement of the employees.

In December 2024, the Company granted an aggregated number of 246,724 share options to directors as fully vested on the date of grant.
The following table summarizes activities of the options for the year ended December 31, 2024.

	Number of options	Weighted Average Exercise Price	Weighted Average Fair value at grant date	Weighted remaining contractual years
		US$	US$
Outstanding at January 1, 2024	11,260,718	9.62	3.11	—
Granted	5,821,580	0.50	1.24	—
Forfeited	(950,819)	5.40	1.35	—
Exercised	(196,423)	0.50	1.19	—
Outstanding at December 31, 2024	15,935,056	6.65	2.57	7.55
Exercisable as of December 31, 2024	11,638,041	8.26	2.70	7.13
Total intrinsic value of options exercised was nil, nil and RMB982 for the years ended December 31, 2022, 2023 and 2024, respectively.
The fair value of the options granted in 2022, 2023 and 2024 was estimated using the binomial model with the following assumptions used:

	Year ended December 31,
	2022	2023	2024
Risk-free rate of return (1)	1.63% – 3.83%	3.79% - 3.88%	4.48% - 4.69%
Volatility (2)	44.18% – 45.07%	44.37% - 44.95%	47.09% - 47.34%
Expected dividend yield (3)	0.0%	0.0%	0.0%
Fair value of underlying ordinary share (4)	US$7.57 - US$9.30	US$3.16 - US$8.02	US$1.14 - US$1.84
Expected terms (5)	10 years	10 years	10 years
(1)The risk-free interest rate was estimated based on the yield to maturity of U.S. Treasury bonds for a term consistent with the expected term of the Company’s options in effect at the valuation date.
(2)Expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Company’s options.
(3)Expected dividend yield is zero as the Company does not anticipate any dividend payments in the foreseeable future.
(4)Prior to the IPO, the estimated fair value of the ordinary shares at the grant dates was estimated by management with the assistance of an independent valuation firm. The Company first determined its enterprise value by using income approach, which required the estimation of future cash flows, and the application of an appropriate discount rate with reference to comparable listed companies engaged in the similar industry to convert such future cash flows to a single present value. After the Company’s IPO, the fair value of the underlying ordinary share is the closing price of the Company’s ordinary shares traded in the open market as of the grant date.
(5)Expected term is the contract life of the option awards.
The Group recognized share-based compensation expense of US$30,384 (equivalent to RMB201,645) for 6,818,048 options vested upon the completion of the Merger with COVA in December 2022.
Compensation expense recognized for options for the years ended December 31, 2022, 2023 and 2024 is allocated as follows.

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Selling, general and administrative expenses	107,274	6,890	20,524
Research and development expenses	93,824	1,205	13,136
Total	201,098	8,095	33,660
As of December 2024, US$2,346 (equivalent to RMB16,890) of total unrecognized compensation expense related to the options is expected to be recognized over a weighted-average period of 2.29 years.